Unsecured senior notes (Tables)	12 Months Ended
Mar. 31, 2024
Unsecured senior notes
Summary of the unsecured senior notes

Bank borrowings are analyzed as follows:

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Current portion:
Short-term other borrowings (i)	7,466	12,749
Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)	27,393	28,828
Long-term other borrowings (iii)	24,630	26,858
	52,023	55,686

(i)
As of March 31, 2023 and 2024, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 1.6% to 12.5% and 1.4% to 4.6% per annum, respectively. As of March 31, 2023 and 2024, the weighted average interest rate of these borrowings was 2.7% and 2.6% per annum, respectively. The borrowings are primarily denominated in RMB.
(ii)
As of March 31, 2023 and 2024, the Company had a US$4.0 billion syndicated loan, which was initially entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR with maturity in May 2024. During the year ended March 31, 2024, the loan terms were modified such that the interest rate of the loan was adjusted to 80 basis points over Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread and the maturity of the loan was extended to May 2028. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions).
(iii)
As of March 31, 2023 and 2024, the Company had long-term borrowings from banks with weighted average interest rates of 3.8% and 3.5% per annum, respectively. The borrowings are primarily denominated in RMB.

Schedule of future principal payments due

As of March 31, 2024, the borrowings will be due according to the following schedule:

Principal amounts
RMB
(in millions)
Within 1 year	12,749
Between 1 to 2 years	4,807
Between 2 to 3 years	3,745
Between 3 to 4 years	5,242
Between 4 to 5 years	30,078
Beyond 5 years	11,894
68,515

Unsecured senior notes
Unsecured senior notes
Summary of the unsecured senior notes

The following table provides a summary of the Company’s unsecured senior notes as of March 31, 2023 and 2024:

	As of March 31,		Effective
	2023	2024	interest rate
	RMB	RMB
	(in millions)
US$700 million 2.800% notes due 2023	4,800	—	2.90%
US$2,250 million 3.600% notes due 2024	15,410	16,252	3.68%
US$2,550 million 3.400% notes due 2027	17,397	18,352	3.52%
US$1,500 million 2.125% notes due 2031	10,234	10,791	2.20%
US$700 million 4.500% notes due 2034	4,754	5,013	4.60%
US$1,000 million 4.000% notes due 2037	6,807	7,176	4.06%
US$1,000 million 2.700% notes due 2041	6,761	7,129	2.80%
US$1,750 million 4.200% notes due 2047	11,898	12,540	4.25%
US$1,500 million 3.150% notes due 2051	10,206	10,757	3.19%
US$1,000 million 4.400% notes due 2057	6,795	7,161	4.44%
US$1,000 million 3.250% notes due 2061	6,803	7,170	3.28%
Carrying value	101,865	102,341
Unamortized discount and debt issuance costs	665	644
Total principal amounts of unsecured senior notes	102,530	102,985
Less: current portion of principal amounts of unsecured senior notes	(4,801)	(16,261)
Non-current portion of principal amounts of unsecured senior notes	97,729	86,724

21.
Unsecured senior notes (Continued)

Schedule of future principal payments due

As of March 31, 2024, the future principal payments for the Company’s unsecured senior notes will be due according to the following schedule:

Principal amounts
RMB
(in millions)
Within 1 year	16,261
Between 1 to 2 years	—
Between 2 to 3 years	—
Between 3 to 4 years	18,429
Between 4 to 5 years	—
Thereafter	68,295
102,985